TIAA SEPARATE ACCOUNT VA-1
                                  730 Third Avenue
                            New York, New York  10017-3206
                                   (212) 490-9000


                                                         May 2, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                              Re:       TIAA Separate Account VA-1
                                        (File No. 33-79124):
                                        Rule 497(j) Certification

Dear Commissioners:

                     In lieu of filing with the Commission its definitive Prospectus and Statement of Additional Information dated May 1, 1997, as otherwise required by Rule 497(c) under the Securities Act of 1993, TIAA Separate Account VA-1 hereby certifies that:

         (1) The form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 3 to its registration statement on Form N-3 ("Amendment No. 3"), as filed with the Commission on April 15, 1997; and

         (2) the text of Amendment No. 3 has been filed with the Commission electronically.

                                              Sincerely,

                                              /s/ Peter C. Clapman

                                              Peter C. Clapman
                                              Senior Vice President, Secretary
                                              and Chief Counsel, Investments